Plant, Property and Equipment	12 Months Ended
Dec. 31, 2014
Plant, Property and Equipment

Note 4

Plant, Property and Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

	(dollars in millions)
At December 31,	Lives (years)	2014	2013
Land	–	$763	$819
Buildings and equipment	15-45	25,209	23,857
Central office and other network equipment	3-15	129,619	121,594
Cable, poles and conduit	11-50	54,797	55,240
Leasehold improvements	5-20	6,374	5,877
Work in progress	–	4,580	4,176
Furniture, vehicles and other	3-20	9,166	9,302

		230,508	220,865
Less accumulated depreciation		140,561	131,909

Total		$89,947	$88,956